Warrants - Assumptions (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price, minimum		$ 0.454	$ 2.62
Exercise price, maximum			$ 5.10
Risk free interest rate, minimum		2.41%	0.92%
Risk free interest rate, maximum		3.69%	1.63%
Expected life of options	8 years 10 months 28 days	8 years 4 months 20 days
Expected volatility of underlying stock, minimum		204.20%	206.80%
Expected volatility of underlying stock, maximum		205.30%	229.80%
Expected dividend rate			0.00%
Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price, minimum			$ 2.50
Exercise price, maximum			$ 5.00
Risk free interest rate, minimum			0.16%
Risk free interest rate, maximum			0.29%
Expected life of options			2 years
Expected life of options			5 years
Expected volatility of underlying stock, minimum			139.50%
Expected volatility of underlying stock, maximum			183.50%
Expected dividend rate			0.00%